Taxation (Details) - Schedule of Actual Provision for Income Taxes - USD ($)		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule Of Actual Provision For Income Taxes Abstract
(Loss)/income before income tax		$ (1,381,499)	$ 2,485,890	$ 2,688,986
PRC statutory tax rate		25.00%	25.00%	25.00%
Computed income tax (benefit)/expense with statutory Enterprise Income Tax rate		$ (345,375)	$ 621,473	$ 672,247
Additional deduction for R&D expenses		(148,630)	(162,618)	(124,354)
Effect of preferential tax rates for PRC subsidiary		135,991	(209,381)	(223,773)
Effect of preferential tax rates for Hong Kong subsidiary			(42,736)	(43,035)
Changes in valuation allowance		29,751	202,312	35,900
Effect of different tax rates in jurisdictions other than PRC*	[1]	56,280	(39,729)	(24,407)
True up adjustments for income tax expense for prior years**	[2]	163,556
Tax effect of non-taxable income and non-deductible items		22,091	(91,583)	107,250
Income tax (benefit)/expense		$ (86,336)	$ 277,738	$ 399,828

[1]	The effect of different tax rates in jurisdictions other than PRC derived from CCSC Technology Group and CCSC Interconnect HK.
[2]	True up adjustment for income tax expense for prior years is related to changes in estimates to IPO expenses claimed to Hong Kong tax authorities for prior periods.